Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Summary of shares granted and vested under the terms of the entity's 2009 Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Grant Date	of	Grant Date	of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Unvested shares, beginning of year	64,270	$23.92	44,320	$25.21	20,080	$22.14
Shares granted	93,058	23.72	50,850	23.16	44,450	26.92
Shares vested	(81,224)	23.77	(30,900)	24.52	(20,210)	25.92
Unvested shares, end of year	76,104	23.84	64,270	23.92	44,320	25.21